Note 9. Debt and Capital Lease Obligations (Convertible Note Derivatives) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015	Jan. 27, 2015 D	Jan. 29, 2015	Dec. 20, 2013
Debt Instrument [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants		82.1
Derivative Asset, Current	$ 880.0
Derivative Liability, Current	753.3
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt, Subsequent Adjustments		761.7
Debt Instrument, Face Amount	7,199.4	3,576.2
Debt Instrument, Convertible, Conversion Price	$ 14.62
Payments of Financing Costs	152.1	87.4	42.3
2020 Senior Notes [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							37.21
Debt Instrument, Face Amount							600.0
Debt Instrument, Interest Rate, Stated Percentage							0.25%
Proceeds from Issuance of Long-term Debt	584.5
Debt Instrument, Convertible, Conversion Price							$ 26.87
Convertible Preferred Stock, Shares Issued upon Conversion							22.3
Margin Term Loan [Member] | Margin Loan Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						410.0
2018/2021 Senior Notes [Member]
Debt Instrument [Line Items]
Derivative, Gain (Loss) on Derivative, Net	499.4
2018 Senior Notes [Member] | Note Hedge Derivative [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	14.62
2018 Senior Notes [Member] | Warrant Options [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	18.35
2021 Senior Notes [Member] | Note Hedge Derivative [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	14.62
2021 Senior Notes [Member] | Warrant Options [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	18.93
Subsequent Event [Member] | Convertible Debt [Member] | Convertible Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Closing Stock Price					98.00%
Debt Instrument, Face Amount					460.0
Debt Instrument, Interest Rate, Stated Percentage					2.375%
Debt Instrument, Convertible, Conversion Price					$ 25.25
Payments for Derivative Instrument, Financing Activities				37.6
Proceeds from Issuance of Debt					447.9
Debt Instrument, Convertible, Threshold Consecutive Trading Days					20 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					130.00%
Debt Instrument, Convertible, Threshold Trading Days					10
Debt Instrument, Convertible, Conversion Cap Price				$ 32.72
Debt Instrument, Convertible, Stock Price Trigger				$ 25.25
Debt Instrument, Redemption Price, Percentage					100.00%
Subsequent Event [Member] | Margin Term Loan [Member] | Margin Loan Agreement [Member]
Debt Instrument [Line Items]
Payments of Financing Costs						$ 10.9